Revenue Recognition - Performance Obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligation amount	$ 298
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation amount	$ 236
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation amount	$ 47
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation amount	$ 15
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period